ORGANIZATION AND OVERVIEW OF THE BUSINESS (Narrative) (Details) customer in Millions, $ in Billions	1 Months Ended	12 Months Ended
	Jan. 31, 2019	Dec. 31, 2018 CAD ($) MMcf / d state segment customer item MW	Dec. 13, 2018
Organization And Overview Of Business [Line Items]
Number of segments | segment		3
Northwest Hydro Facilities [Member]
Organization And Overview Of Business [Line Items]
Equity method investment, ownership interest			55.00%
Petrogas [Member]
Organization And Overview Of Business [Line Items]
Equity method investment, ownership interest		33.333%
Utilities [Member]
Organization And Overview Of Business [Line Items]
Number of customers | customer		1.6
Utilities customers, base rate | $		$ 3.7
Number of utilities jurisdictions | item		5
Midstream [Member]
Organization And Overview Of Business [Line Items]
Production capacity | MMcf / d		1,500
Midstream [Member] | AIJVLP [Member]
Organization And Overview Of Business [Line Items]
Equity method investment, ownership interest		50.00%
Midstream [Member] | Petrogas [Member]
Organization And Overview Of Business [Line Items]
Equity method investment, ownership interest		33.33%
Power [Member]
Organization And Overview Of Business [Line Items]
Power capacity | MW		1,105
Power [Member] | Northwest Hydro Facilities [Member] | Subsequent Event [Member]
Organization And Overview Of Business [Line Items]
Interest sold	55.00%
United States [Member] | Power [Member]
Organization And Overview Of Business [Line Items]
Number of states/provinces | state		20